SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2023
Supplemental Cash Flow Information
SUPPLEMENTAL CASH FLOW INFORMATION

8. SUPPLEMENTAL CASH FLOW INFORMATION

Changes in non-cash flow working capital is comprised of:

	December 31,
	2023	2022

Trade and other receivables	$281	$(3,774)
Deposits and prepaid expenses	(168)	(83)
Trade and other payables	4,901	9,451
Foreign currency	(1)	(3)
	$5,013	$5,591

Related to operating activities	$1,714	$(2,140)

Related to investing activities	$3,299	$7,731

Kolibri Global Energy Inc.

Notes to Consolidated Financial Statements

For the Years Ended December 31, 2023 and 2022

(Audited, expressed in thousands of United States dollars)